MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated March 8, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information for Raymond A. Mills found under the heading Portfolio Manager(s) in the section titled Management (on page 103 of the Prospectus):
Raymond A. Mills, Ph.D., CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). He is expected to retire from T. Rowe Price on January 1, 2025.
Effective April 1, 2024, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 103 of the Prospectus):
Elias Chrysostomou, CFA is a Vice President and Portfolio Manager at T. Rowe International. He has managed the Fund since April 2024.
The following information replaces the information for Raymond A. Mills found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 137 of the Prospectus:
Raymond A. Mills, Ph.D., CFA
is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Mills is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1997 and his investment experience dates from that time. Mr. Mills has served as a portfolio manager for T. Rowe Price throughout the past five years. He is expected to retire from T. Rowe Price on January 1, 2025.
Effective April 1, 2024, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 136 of the Prospectus:
Elias Chrysostomou, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Chrysostomou is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2019 and his investment experience dates from 2002. Mr. Chrysostomou has served as an associate portfolio manager for T. Rowe Price International throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M–24-02
TRIE-24-01